Long-term Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

At September 30, 2015 and December 31, 2014, long-term debt and capital lease obligations consisted of the following:

	September 30,2015	December 31,2014

Amended 2012 Credit Agreement	$2.666.688	$2.900.222
Senior Notes	5.396.165	5.514.947
Equity-neutral convertible bonds	421.386	451.653
Accounts receivable facility	296.000	341.750
Capital lease obligations	41.635	40.991
Other	105.614	144.321
Long-term debt and capital lease obligations	$8.927.488	$9.393.884
Less current portion	(576.622)	(313.607)
Long-term debt and capital lease obligations, less current portion	$8.350.866	$9.080.277

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at September 30, 2015 and at December 31, 2014:

	Maximum Amount AvailableSeptember 30, 2015		Balance OutstandingSeptember 30, 2015

Revolving Credit USD	$1.000.000	$1.000.000	$763	$763
Revolving Credit EUR	€400.000	$448.120	€-	$-
USD Term Loan	$2.350.000	$2.350.000	$2.350.000	$2.350.000
EUR Term Loan	€282.000	$315.925	€282.000	$315.925
		$4.114.045		$2.666.688

	Maximum Amount AvailableDecember 31, 2014		Balance OutstandingDecember 31, 2014

Revolving Credit USD	$1.000.000	$1.000.000	$35.992	$35.992
Revolving Credit EUR	€400.000	$485.640	€-	$-
USD Term Loan	$2.500.000	$2.500.000	$2.500.000	$2.500.000
EUR Term Loan	€300.000	$364.230	€300.000	$364.230
		$4.349.870		$2.900.222

At September 30, 2015 and December 31, 2014, the Company had letters of credit outstanding in the amount of $3.600 and $6.893 , respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates, but which reduce available borrowings under the applicable revolving credit facility.

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $66.622 as of September 30, 2015 and December 31, 2014. These letters of credit are not included above as part of the balance outstanding at September 30, 2015 and December 31, 2014; however, they reduce available borrowings under the accounts receivable facility.